Shareholder Report	6 Months Ended		8 Months Ended	13 Months Ended	14 Months Ended	21 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000240509
Shareholder Report [Line Items]
Fund Name	AB US Low Volatility Equity ETF
Trading Symbol	LOWV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB US Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/LOWV-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/LOWV-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Low Volatility Equity ETF	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB US Low Volatility Equity ETF	S&P 500 Index
11/23	$11,609	$11,541
05/24	$12,932	$13,428

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 3/21/23
AB US low Volatility Equity ETF	11.51%	22.64%	24.12%
S&P 500 Index	16.36%	28.19%	27.91%

Performance Inception Date					Mar. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 44,243,397	$ 44,243,397	$ 44,243,397	$ 44,243,397	$ 44,243,397	$ 44,243,397
Holdings Count | Holding	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 72,224
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$44,243,397
# of Portfolio Holdings	77
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$72,224

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	29.0%
Health Care	15.8%
Financials	14.7%
Communication Services	10.8%
Industrials	7.2%
Consumer Discretionary	6.8%
Consumer Staples	5.9%
Utilities	3.7%
Energy	2.7%
Short-Term Investments	1.5%
Real Estate	1.1%
Materials	0.5%
Other assets less liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$3,901,392	8.8%
Alphabet, Inc. - Class C	$2,271,918	5.1%
Apple, Inc.	$1,716,216	3.8%
Broadcom, Inc.	$1,555,732	3.5%
Merck & Co., Inc.	$1,186,228	2.7%
UnitedHealth Group, Inc.	$1,003,620	2.3%
AbbVie, Inc.	$968,085	2.2%
Visa, Inc. - Class A	$957,697	2.2%
Shell PLC	$891,992	2.0%
Eli Lilly & Co.	$813,777	1.8%
Total	$15,266,657	34.4%

Material Fund Change [Text Block]
C000240507
Shareholder Report [Line Items]
Fund Name	AB Disruptors ETF
Trading Symbol	FWD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Disruptors ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/FWD-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/FWD-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Disruptors ETF	$37	0.65%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Disruptors ETF	MSCI ACWI (net)	MSCI ACWI Growth
11/23	$11,546	$11,210	$11,633
05/24	$14,770	$12,792	$13,458

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 3/21/23
AB Disruptors ETF	27.77%	38.25%	38.47%
MSCI ACWI (net)	14.11%	23.56%	22.83%
MSCI ACWI Growth	15.69%	25.96%	28.15%

Performance Inception Date					Mar. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 323,090,097	$ 323,090,097	$ 323,090,097	$ 323,090,097	$ 323,090,097	$ 323,090,097
Holdings Count | Holding	98	98	98	98	98	98
Advisory Fees Paid, Amount	$ 831,001
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$323,090,097
# of Portfolio Holdings	98
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$831,001

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	45.4%
Industrials	16.5%
Health Care	16.5%
Short-Term Investments	6.6%
Consumer Discretionary	6.1%
Communication Services	5.7%
Utilities	2.8%
Materials	1.2%
Energy	0.6%
Other assets less liabilities	-1.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,636,955	4.8%
Amazon.com, Inc.	$7,328,965	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,655,564	2.1%
Intuitive Surgical, Inc.	$6,443,169	2.0%
ASML Holding NV	$5,805,333	1.8%
Vistra Corp.	$5,618,530	1.7%
ARM Holdings PLC	$5,560,552	1.7%
Meta Platforms, Inc. - Class A	$5,523,533	1.7%
Boston Scientific Corp.	$5,508,146	1.7%
Apple, Inc.	$5,065,211	1.6%
Total	$69,145,958	21.4%

Material Fund Change [Text Block]
C000241312
Shareholder Report [Line Items]
Fund Name	AB High Yield ETF
Trading Symbol	HYFI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Yield ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/HYFI-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/HYFI-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB High Yield ETF	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB High Yield ETF	Bloomberg U.S. Corporate Bond Index	Bloomberg U.S. Corporate HY 2% Issuer Capped Index
05/14	$10,000	$10,000	$10,000
11/14	$9,991	$10,171	$9,941
11/15	$9,624	$10,187	$9,605
11/16	$10,630	$10,653	$10,768
11/17	$11,453	$11,310	$11,754
11/18	$11,510	$10,966	$11,797
11/19	$12,665	$12,704	$12,938
11/20	$13,712	$13,944	$13,866
11/21	$14,684	$13,870	$14,597
11/22	$13,323	$11,726	$13,289
11/23	$14,378	$12,142	$14,444
05/24	$15,178	$12,527	$15,226

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 5/12/23
AB High Yield ETF	5.57%	11.45%	10.19%
Bloomberg U.S. Corporate Bond Index	3.17%	4.40%	3.49%
Bloomberg U.S. Corporate HY 2% Issuer Capped Index	5.41%	11.23%	10.10%

Performance Inception Date				May 12, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 128,567,067	$ 128,567,067	$ 128,567,067	$ 128,567,067	$ 128,567,067	$ 128,567,067
Holdings Count | Holding	818	818	818	818	818	818
Advisory Fees Paid, Amount	$ 219,603
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$128,567,067
# of Portfolio Holdings	818
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$219,603

Holdings [Text Block]

Sector Allocation

Value	Value
Industrial	81.8%
Financial Institutions	14.9%
Utility	1.3%
Short-Term Investments	1.0%
Materials	0.0%
Energy	0.0%
Consumer Discretionary	0.0%
Industrials	0.0%
Utilities	0.0%
Financials	0.0%
Consumer Staples	0.0%
Other assets less liabilities	1.0%

Material Fund Change [Text Block]
C000245882
Shareholder Report [Line Items]
Fund Name		AB Conservative Buffer ETF
Trading Symbol		BUFC
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the AB Conservative Buffer ETF (the “Fund”) for the period of December 13, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFC-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number		(800) 227 4618
Additional Information Website		https://www.abfunds.com/link/AB/BUFC-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Conservative Buffer ETF	$34	0.69%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.69%
Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Conservative Buffer ETF	S&P 500 Index
12/23	$10,000	$10,000
05/24	$10,586	$11,441

Average Annual Return [Table Text Block]
Since Inception 12/13/23
AB Conservative Buffer ETF	5.69%
S&P 500 Index	14.41%

Performance Inception Date		Dec. 13, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 552,124,766	$ 552,124,766	$ 552,124,766	$ 552,124,766	$ 552,124,766	$ 552,124,766
Holdings Count | Holding	3	3	3	3	3	3
Advisory Fees Paid, Amount		$ 1,256,760
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$552,124,766
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,256,760

Holdings [Text Block]

Sector Allocation

Value	Value
Options on Equity Indices	100.6%
Short-Term Investments	0.6%
Other assets less liabilities	-1.2%

Material Fund Change [Text Block]
C000245884
Shareholder Report [Line Items]
Fund Name		AB Corporate Bond ETF
Trading Symbol		EYEG
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the AB Corporate Bond ETF (the “Fund”) for the period of December 13, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.abfunds.com/link/AB/EYEG-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number		(800) 227 4618
Additional Information Website		https://www.abfunds.com/link/AB/EYEG-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Bond ETF	$15	0.30%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Corporate Bond ETF	Bloomberg U.S. Corporate Bond Index
12/23	$10,000	$10,000
05/24	$10,274	$10,171

Average Annual Return [Table Text Block]
Since Inception 12/13/23
AB Corporate Bond ETF	2.40%
Bloomberg U.S. Corporate Bond Index	1.71%

Performance Inception Date		Dec. 13, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 24,604,644	$ 24,604,644	$ 24,604,644	$ 24,604,644	$ 24,604,644	$ 24,604,644
Holdings Count | Holding	380	380	380	380	380	380
Advisory Fees Paid, Amount		$ 34,859
InvestmentCompanyPortfolioTurnover		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$24,604,644
# of Portfolio Holdings	380
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$34,859

Holdings [Text Block]

Sector Allocation

Value	Value
Industrial	61.5%
Financial Institutions	30.2%
Utility	5.8%
Short-Term Investments	1.8%
Other assets less liabilities	0.7%

Material Fund Change [Text Block]
C000237019
Shareholder Report [Line Items]
Fund Name	AB Ultra Short Income ETF
Trading Symbol	YEAR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Ultra Short Income ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/YEAR-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/YEAR-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Ultra Short Income ETF	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Ultra Short Income ETF	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month US T-Bill Index
11/22	$10,046	$9,942	$10,065
11/23	$10,616	$10,059	$10,580
05/24	$10,929	$10,272	$10,874

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 9/13/22
AB Ultra Short Income ETF	2.89%	5.85%	5.30%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	1.58%
FTSE 3-Month US T-Bill Index	2.78%	5.61%	5.01%

Performance Inception Date						Sep. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,024,453,165	$ 1,024,453,165	$ 1,024,453,165	$ 1,024,453,165	$ 1,024,453,165	$ 1,024,453,165
Holdings Count | Holding	230	230	230	230	230	230
Advisory Fees Paid, Amount	$ 1,018,507
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,024,453,165
# of Portfolio Holdings	230
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$1,018,507

Holdings [Text Block]

Sector Allocation

Value	Value
Governments - Treasuries	31.0%
Financial Institutions	28.3%
Industrial	20.1%
Short-Term Investments	7.8%
Other ABS - Fixed Rate	3.8%
Autos - Fixed Rate	3.6%
Utility	3.6%
Credit Cards - Fixed Rate	0.5%
Other assets less liabilities	1.3%

Material Fund Change [Text Block]
C000241953
Shareholder Report [Line Items]
Fund Name	AB US Large Cap Strategic Equities ETF
Trading Symbol	LRGC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB US Large Cap Strategic Equities ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/LRGC-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/LRGC-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Large Cap Strategic Equities ETF	$26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB US Large Cap Strategic Equities ETF	S&P 500 Index
09/23	$10,000	$10,000
11/23	$10,392	$10,313
05/24	$12,310	$12,000

Average Annual Return [Table Text Block]
	6 Months	Since Inception 9/20/23
AB US Large Cap Strategic Equities ETF	18.45%	23.09%
S&P 500 Index	16.36%	20.00%

Performance Inception Date			Sep. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 121,639,179	$ 121,639,179	$ 121,639,179	$ 121,639,179	$ 121,639,179	$ 121,639,179
Holdings Count | Holding	73	73	73	73	73	73
Advisory Fees Paid, Amount	$ 178,461
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$121,639,179
# of Portfolio Holdings	73
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$178,461

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	29.3%
Health Care	14.5%
Financials	13.0%
Communication Services	11.7%
Consumer Discretionary	8.1%
Industrials	6.6%
Consumer Staples	5.7%
Materials	3.2%
Energy	2.8%
Utilities	1.9%
Short-Term Investments	1.6%
Real Estate	1.5%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,246,239	8.4%
NVIDIA Corp.	$7,816,833	6.4%
Alphabet, Inc. - Class C	$6,636,748	5.5%
Apple, Inc.	$5,075,785	4.2%
Amazon.com, Inc.	$4,332,308	3.6%
Visa, Inc. - Class A	$4,278,984	3.5%
Meta Platforms, Inc. - Class A	$3,918,571	3.2%
UnitedHealth Group, Inc.	$3,399,724	2.8%
Walmart, Inc.	$2,837,873	2.4%
Progressive Corp. (The)	$2,620,321	2.2%
Total	$51,163,386	42.2%

Material Fund Change [Text Block]
C000245886
Shareholder Report [Line Items]
Fund Name		AB Tax-Aware Long Municipal ETF
Trading Symbol		TAFL
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the AB Tax-Aware Long Municipal ETF (the “Fund”) for the period of December 13, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFL-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number		(800) 227 4618
Additional Information Website		https://www.abfunds.com/link/AB/TAFL-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Long Municipal ETF	$14	0.28%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.28%
Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Tax-Aware Long Municipal ETF	Bloomberg Municipal Bond Index	Bloomberg 20 Year (17-22) Municipal Index
12/23	$10,000	$10,000	$10,000
05/24	$10,143	$9,979	$10,020

Average Annual Return [Table Text Block]
Since Inception 12/13/23
AB Tax-Aware Long Municipal ETF	0.99%
Bloomberg Municipal Bond Index	- 0.21%
Bloomberg 20 Year (17-22) Municipal Index	0.20%

Performance Inception Date		Dec. 13, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 27,387,063	$ 27,387,063	$ 27,387,063	$ 27,387,063	$ 27,387,063	$ 27,387,063
Holdings Count | Holding	66	66	66	66	66	66
Advisory Fees Paid, Amount		$ 35,401
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,387,063
# of Portfolio Holdings	66
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$35,401

Holdings [Text Block]

Sector Allocation

Value	Value
Municipal Obligations	103.6%
Financial Institutions	0.4%
Short-Term Investments	0.0%
Other assets less liabilities	-4.0%

Material Fund Change [Text Block]
C000240508
Shareholder Report [Line Items]
Fund Name	AB US High Dividend ETF
Trading Symbol	HIDV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB US High Dividend ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/HIDV-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/HIDV-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US High Dividend ETF	$25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB US High Dividend ETF	S&P 500 Index
11/23	$11,374	$11,541
05/24	$13,510	$13,428

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 3/21/23
AB US High Dividend ETF	18.89%	31.65%	28.74%
S&P 500 Index	16.36%	28.19%	27.91%

Performance Inception Date					Mar. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 13,156,006	$ 13,156,006	$ 13,156,006	$ 13,156,006	$ 13,156,006	$ 13,156,006
Holdings Count | Holding	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 25,164
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$13,156,006
# of Portfolio Holdings	108
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$25,164

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	25.4%
Financials	17.8%
Health Care	10.1%
Consumer Discretionary	7.9%
Communication Services	7.7%
Utilities	7.3%
Real Estate	6.1%
Consumer Staples	4.5%
Energy	4.5%
Materials	4.4%
Industrials	3.9%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$858,489	6.5%
NVIDIA Corp.	$840,885	6.4%
Apple, Inc.	$769,769	5.9%
Amazon.com, Inc.	$411,458	3.1%
Eli Lilly & Co.	$303,526	2.3%
Alphabet, Inc. - Class A	$296,355	2.3%
Broadcom, Inc.	$264,381	2.0%
Meta Platforms, Inc. - Class A	$229,213	1.7%
Johnson & Johnson	$203,138	1.5%
Merck & Co., Inc.	$193,206	1.5%
Total	$4,370,420	33.2%

Material Fund Change [Text Block]
C000245883
Shareholder Report [Line Items]
Fund Name		AB Core Plus Bond ETF
Trading Symbol		CPLS
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the AB Core Plus Bond ETF (the “Fund”) for the period of December 13, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.abfunds.com/link/AB/CPLS-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number		(800) 227 4618
Additional Information Website		https://www.abfunds.com/link/AB/CPLS-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Plus Bond ETF	$16	0.32%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.32%
Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Core Plus Bond ETF	Bloomberg U.S. Aggregate Bond Index
12/23	$10,000	$10,000
05/24	$10,143	$10,092

Average Annual Return [Table Text Block]
Since Inception 12/13/23
AB Core Plus Bond ETF	1.21%
Bloomberg U.S. Aggregate Bond Index	0.92%

Performance Inception Date		Dec. 13, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 52,252,394	$ 52,252,394	$ 52,252,394	$ 52,252,394	$ 52,252,394	$ 52,252,394
Holdings Count | Holding	468	468	468	468	468	468
Advisory Fees Paid, Amount		$ 56,024
InvestmentCompanyPortfolioTurnover		109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,252,394
# of Portfolio Holdings	468
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$56,024

Holdings [Text Block]

Sector Allocation

Value	Value
Industrial	29.0%
Treasuries	24.9%
Treasury Bonds	20.2%
Financial Institutions	14.9%
Short-Term Investments	8.6%
Agency Fixed Rate 30-Year	6.4%
Utility	2.2%
Agency Fixed Rate 15-Year	1.1%
Other assets less liabilities	-7.3%

Material Fund Change [Text Block]
C000245885
Shareholder Report [Line Items]
Fund Name		AB Tax-Aware Intermediate Municipal ETF
Trading Symbol		TAFM
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the AB Tax-Aware Intermediate Municipal ETF (the “Fund”) for the period of December 13, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFM-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number		(800) 227 4618
Additional Information Website		https://www.abfunds.com/link/AB/TAFM-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Intermediate Municipal ETF	$14	0.28%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.28%
Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Tax-Aware Intermediate Municipal ETF	Bloomberg Municipal Bond Index
12/23	$10,000	$10,000
05/24	$10,171	$9,979

Average Annual Return [Table Text Block]
Since Inception 12/13/23
AB Tax-Aware Intermediate Municipal ETF	1.28%
Bloomberg Municipal Bond Index	- 0.21%

Performance Inception Date		Dec. 13, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 29,988,099	$ 29,988,099	$ 29,988,099	$ 29,988,099	$ 29,988,099	$ 29,988,099
Holdings Count | Holding	82	82	82	82	82	82
Advisory Fees Paid, Amount		$ 34,469
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$29,988,099
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$34,469

Holdings [Text Block]

Sector Allocation

Value	Value
Municipal Obligations	97.0%
Short-Term Investments	3.8%
Agency CMBS	0.4%
Financial Institutions	0.3%
Other assets less liabilities	-1.5%

Material Fund Change [Text Block]
C000237018
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Short Duration Municipal ETF
Trading Symbol	TAFI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Short Duration Municipal ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFI-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFI-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Short Duration Municipal ETF	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Tax-Aware Short Duration Municipal ETF	Bloomberg Municipal Bond Index	Bloomberg 1-5 Year Municipal Bond Index
11/22	$10,022	$10,106	$10,031
11/23	$10,364	$10,539	$10,308
05/24	$10,484	$10,578	$10,341

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 9/13/22
AB Tax-Aware Short Duration Municipal ETF	1.16%	3.11%	2.79%
Bloomberg Municipal Bond Index	0.37%	2.67%	3.33%
Bloomberg 1-5 Year Municipal Bond Index	0.32%	2.53%	1.97%

Performance Inception Date						Sep. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 509,236,033	$ 509,236,033	$ 509,236,033	$ 509,236,033	$ 509,236,033	$ 509,236,033
Holdings Count | Holding	346	346	346	346	346	346
Advisory Fees Paid, Amount	$ 574,131
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$509,236,033
# of Portfolio Holdings	346
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$574,131

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	34.4%
A	38.7%
BBB	5.6%
BB	2.9%
B	0.2%
A-1+	1.1%
A-1	0.5%
SP-1+	0.2%
SP-1	0.6%
NR	1.7%
PR	3.4%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Material Fund Change [Text Block]